Change in non-cash operating working capital (Tables)	12 Months Ended
Dec. 31, 2022
Change in non-cash operating working capital
Change In Non-cash Working Capital
	For the years ended December 31,
	2022	2021	2020
Accounts receivable	$784,502	$123,587	$406,114
Note receivable	-	-	324,700
Prepaid expenses and deposits	229,279	3,262	19,600
Accounts payable and accrued liabilities	741,326	14,375	(120,767)
Contractual obligations	-	(127,507)	(3,879)
	1,755,107	13,717	625,768